Unrecognized contractual commitments (excluding Orange Bank) - Commitments relating to securities (Details) - Investec [member] - Orange Tunisie [member]	May 20, 2009 shares
Disclosure of unrecognized contractual commitments [line items]
Percentage of additional share capital that can be purchased under a call option	1.00%
Number of additional shares over the percentage of additional share capital that can be purchased under a call option	1
Percentage of additional share capital that minority interest may sell to the entity if call option is exercised	15.00%